Income Taxes Expenses	12 Months Ended
Dec. 31, 2024
Income Taxes Expenses
Income Taxes Expenses

12.Income Taxes Expenses

For the years ended December 31, 2022, 2023 and 2024, income tax expenses were US$9,058, US$20,837 and US$8,996, respectively.

Cayman Islands

CooTek (Cayman) Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, CooTek (Cayman) Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

USA

The Group’s subsidiaries incorporated in U.S. are subject to U.S. federal corporate income tax at a rate of 21%, and also subject to state income tax in California.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries domiciled in Hong Kong have introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Group are not subject to any Hong Kong withholding tax.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25% with the exception of Chu Le. Chu Le is a foreign-invested enterprise established in June, 2012 located in Shanghai, China. Chu Le obtained the High and New Technology Enterprise (“HNTE”) certificate in 2020, valid for a period of 3 years from 2020 to 2022. Chu Le renewed the HNTE certificate in 2023, valid for a period of 3 years from 2023 to 2025. For the years ended December 31, 2023 and 2024, Chu Le was eligible for a preferential tax rate of 15%.

12.Income Taxes Expenses (Continued)

Income (loss) before income taxes consisted of:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
PRC	6,671,262	(1,557,411)	(983,763)
HK	3,227,007	1,720,901	4,417,801
US	(3,480,824)	(651,647)	(2,950,451)
Cayman	(5,831,156)	(2,086,947)	(411,022)
Total	586,289	(2,575,104)	72,565

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group has no deferred tax liabilities. The Group’s deferred tax assets were as follows:

	As of December 31,
	2022	2023	2024
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	24,035,082	28,450,558	29,352,277
Accrued expenses	745,627	255,809	515,210
Advertising fees	14,554,843	16,846,785	16,187,234
Deferred subsidies and revenue	3,139	62,009	289,263
Provision for doubtful accounts	351,434	347,903	478,170
Depreciation difference of property, plant and equipment	494,779	514,635	504,667
Impairment loss	145,900	155,953	153,436
Total deferred tax assets	40,330,804	46,633,652	47,480,257
Valuation allowance on deferred tax assets	(40,330,804)	(46,633,652)	(47,480,257)
Net deferred tax assets	—	—	—

As of December 31, 2024, the PRC companies had tax loss carry forwards amounted to US$49,764,226, of which US$912,379, US$9,382,429, US$10,365,175, US$5,264,256, US$1,351,911 and US$22,488,076 will expire in 2025, 2026, 2027,2028, 2029 and thereafter, respectively. As of December 31, 2024, the companies incorporated in Hong Kong and USA had tax loss carry forwards of US$28,122,868 and US$37,748,421, which can be offset taxable loss in the future without any time restriction.

The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided a full valuation allowance for the deferred tax assets as of December 31, 2022, 2023 and 2024, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not.

12.Income Taxes Expenses (Continued)

The changes in valuation allowance were as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Balance at the beginning of the year	49,986,007	40,330,804	46,633,652
Movement	(6,287,720)	6,305,253	1,233,292
Tax loss carry forwards expired	(3,367,483)	(2,405)	(386,687)
Balance at the end of the year	40,330,804	46,633,652	47,480,257

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC, will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Group and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Group and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million, equivalent to US$ 13,700, is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to the calendar year of 2024, the Group is subject to examination of the PRC tax authorities.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under the tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely.

Aggregate accumulated deficit of the Group’s subsidiaries and VIEs located in the PRC was approximately US$93,610,221, US$95,168,175 and US$96,155,284 as of December 31, 2022, 2023 and 2024, respectively. Aggregate accumulated deficit of the Group’s subsidiaries located in Hong Kong was approximately US$23,511,725, US$22,043,369 and US$18,334,776 as of December 31, 2022, 2023 and 2024, respectively. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Group as of December 31, 2022, 2023 and 2024.

12.Income Taxes Expenses (Continued)

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
Statutory income tax rate	25%	25%	25%
Valuation allowance	(370)%	(96)%	2,508%
Additional tax deduction	(236)%	47%	(1,099)%
Effect of different tax rate of subsidiary operation in other jurisdiction	111%	(12)%	(1,401)%
Non-Deductible expense	471%	36%	(21)%
Effective tax rate	—	—	12%